Filed with the Securities and Exchange Commission on November 24, 2025.

REGISTRATION NO. 333-248907

REGISTRATION NO. 811-23609

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 16	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 91

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

(EXACT NAME OF REGISTERED SEPARATE ACCOUNT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(NAME OF INSURANCE COMPANY)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number, including Area Code: 212-554-1234

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(l)
☐	on (date) pursuant to paragraph (a)(l) of rule 485 under the Securities Act of 1933 (“Securities Act).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

This Post-Effective Amendment No. 16 (“PEA”) to the Form N-4 Registration Statement No. 333-248907 (“Registration Statement”) of Equitable Financial Life Insurance Company of America (“Equitable America”) and its Equitable America Variable Account No. 70A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 14, filed on April 23, 2025.

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Rate Sheet Supplement dated November 24, 2025 to the current prospectus for:

Retirement Cornerstone® Series 19

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated May 1, 2025 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Annual Roll-up rate and an initial Deferral Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” and “Deferral Roll-up rate” in the “Benefits available under the contract” section of the Prospectus. The effective date of the following rates is December 8, 2025 (the “Rate effective date”) until superseded as described below.

Initial Annual Roll-up rate: 7.0% — See the “Important note for owners age 49 or younger” below.

Initial Deferral Roll-up rate: 7.0% — See the “Important note for owners age 49 or younger” below.

Guaranteed Roll-up floor: 7.0%

Funding Age for GMIB: 50

If the contract is jointly owned, the GMIB can only be elected and funded if both owners are ages 50 through 80 (ages 50-70 for Series CP®).

Important note for owners age 49 or younger: Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 50. If you are between the ages of 43 and 49 at the time your contract is issued, the initial Roll-up rates specified in this Supplement will only apply after you attain age 50 for the amount of time then remaining in your first seven contract years. If you are age 42 or younger at the time your contract is issued, the initial Roll-up rates will never apply to your contract, as illustrated in the following chart:

Age at time of contract purchase	Contract years for which the initial Roll-up rates will apply(1)
50 or older	Full first 7 contract years
49	Portion of 1st contract year plus contract years 2-7
48	Portion of 2nd contract year plus contract years 3-7
47	Portion of 3rd contract year plus contract years 4-7
46	Portion of 4th contract year plus contract years 5-7
45	Portion of 5th contract year plus contract years 6-7
44	Portion of 6th contract year plus contract year 7
43	Portion of contract year 7
42 or younger	Never

(1)

For contract owners age 49 or younger at time of contract purchase, your birthday will determine the size of the portion of the contract year during which the Initial Roll-up rates apply. For example, if you signed your contract at age 46 on March 1 and your birthdate is April 1, the Initial Roll-up rates will apply for eleven months of your fourth contract year, starting on April 1 of that year.

IM-03-19 (11/25)	Cat. #159939 (11/25)
RC 19/NB	#888453

GMIB Annuity Purchase Factors are applied to determine your periodic Lifetime GMIB payments under the GMIB. The GMIB annuity purchase factors are:

GMIB Exercise Age		Single Life (%)	Joint Life (%)(1)	GMIB Exercise Age		Single Life (%)	Joint Life (%)(1)
60	(2)	2.790	2.232	78		4.090	3.272
61		2.840	2.272	79		4.200	3.360
62		2.890	2.312	80		4.315	3.452
63		2.940	2.352	81		4.440	3.552
64		3.000	2.400	82		4.570	3.656
65		3.050	2.440	83		4.705	3.764
66		3.110	2.488	84		4.845	3.876
67		3.175	2.540	85		5.000	4.000
68		3.235	2.588	86	(3)	5.155	4.124
69		3.305	2.644	87	(3)	5.320	4.256
70		3.375	2.700	88	(3)	5.490	4.392
71		3.450	2.760	89	(3)	5.675	4.540
72		3.530	2.824	90	(3)	5.860	4.688
73		3.610	2.888	91	(3)	6.055	4.844
74		3.700	2.960	92	(3)	6.260	5.008
75		3.790	3.032	93	(3)	6.475	5.180
76		3.885	3.108	94	(3)	6.695	5.356
77		3.985	3.188	95	(3)	6.925	5.540
(1)	Based on age of younger joint owner.
(2)	Exercise of the GMIB is not permitted prior to age 60, except under the circumstances described in “Exercise of the GMIB in the event of a GMIB fee increase” in the “Charges and expenses” section.
(3)	If a surviving spouse is age 86 or older as of the Owner’s date of death and exercise the GMIB within one year of the Owner’s death, the joint life annuity payout option will apply.

GMIB Annuity Purchase Factor Floor (only applicable to contracts issued with applications signed on or after December 8, 2025):

GMIB Exercise Ages 60 – 65:

Single Life: no floor

Joint Life: no floor

Lifetime GMIB payments are calculated by applying your GMIB benefit base (less any applicable withdrawal charge remaining) to the guaranteed GMIB annuity purchase factors specified above.

GMIB Exercise Ages 66 – 95:

Single Life: 3.11%

Joint Life(1): 2.488%

(1)	Based on age of younger joint owner.

Lifetime GMIB payments are calculated by applying your GMIB benefit base (less any applicable withdrawal charge remaining) to the greater of (1) the guaranteed GMIB annuity purchase factors specified above, or (2) the GMIB annuity purchase factor floor specified above.

2

GMIB current Charge (as a percentage of the GMIB benefit base): 1.40%

GMDB current Charges (as a percentage of the benefit base) and issue ages:

Guaranteed Minimum Death Benefit	Current Charge and Issue Ages
RMD Wealth Guard death benefit	Age Band on Contract Date 20-64 — 0.60% Age Band on Contract Date 65-73 — 1.25%
Highest Anniversary Value death benefit	0.35% 0-75

The rates, funding age, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and charges in this Supplement can be superseded. The rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed) and then (1) a subsequent Rate Sheet Supplement with one or more terms more favorable than the current Rate Sheet Supplement becomes effective and remains effective through your contract issue date, and (2) none of the terms on the subsequent Rate Sheet Supplement are less favorable than the current Rate Sheet Supplement, then we will change your terms to match all of the terms on the subsequent Rate Sheet Supplement. Please note: If the GMIB annuity purchase factor floor rate is lower and/or the GMIB annuity purchase factor floor GMIB exercise age range starts at a higher age on the subsequent Rate Sheet Supplement, we consider those terms less favorable than the terms on the current Rate Sheet Supplement and, accordingly, will not change your terms to match any of the terms on the subsequent Rate Sheet Supplement.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up or Deferral rate, guaranteed Roll-up floor, GMIB funding age, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and/or charge(s) applicable to your contract will be those in effect on the date your contract is issued based on the Rate Sheet Supplement then in effect. The terms in that supplement could be less favorable than those in this supplement.

See “Rate lock-in period” in the “Benefits available under the contract” section of the Prospectus. The Rate lock-in period may vary in some states. See Appendix “State contract availability and/or variations of certain features and benefits” in the Prospectus.

For information about the GMIB and GMDB rider fees, the GMIB funding age, initial Annual Roll-up rate, initial Deferral Roll-up rate, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.equitable.com to view the current rates. Historical initial Annual Roll-up rates, initial Deferral Roll-up rates, guaranteed Roll-up floors, GMIB funding ages, GMIB annuity purchase factors, GMIB annuity purchase factor floor rate and age, and current historical GMIB and GMDB rider fees for contracts issued before the date of this supplement may be found in Appendix “Historical Rate Sheet Supplement Information” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File Nos. 333-248907 (Series 19 EFLOA) or 333-229766 (Series 19 EFLIC).

3

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated November 24, 2025 to the current prospectus for:

Retirement Cornerstone® Series 19

This Supplement updates certain information in the most recent prospectus for variable annuity contracts and in any supplements to the prospectus (the “Prospectus”). This Supplement incorporates the Prospectus by reference unless otherwise indicated, and all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding changes to your variable annuity. As is applicable to your contract, please note the following:

The following hereby supplements the Definitions of key terms in the Prospectus:

GMIB annuity purchase factor — the GMIB annuity purchase factors are used in the calculation of Lifetime GMIB payments and are specified in a Rate Sheet Supplement.

GMIB annuity purchase factor floor — the GMIB annuity purchase factor floor rates are used in the calculation of Lifetime GMIB payments for certain GMIB exercise ages and are specified in a Rate Sheet Supplement.

New floor on GMIB annuity purchase factors (only applicable to contracts issued with applications signed on or after December 8, 2025, and may depend on GMIB exercise age)

Lifetime GMIB payments. For contracts issued with applications signed on or after December 8, 2025, lifetime GMIB payments will be calculated by applying your GMIB benefit base (less any applicable withdrawal charge remaining) to the greater of (1) the guaranteed GMIB annuity purchase factors specified in the Rate Sheet Supplement, or (2) the GMIB annuity purchase factor floor specified in the Rate Sheet Supplement.

RC 19/NB	Catalog #800268 (11/25)
#931401

PART C

OTHER INFORMATION

ITEM 27.	EXHIBITS

(a)	Board of Directors Resolutions.

Secretary’s Certificate dated November 10, 2020, certifying the Resolution of the Board of Directors of Equitable Financial Life Insurance Company of America authorizing establishment of Equitable America Variable Account 70A, incorporated herein by reference to Registration Statement, File No. 333-248907 filed on December 16, 2020.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(1)

Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

(a)

Form of the First Amendment dated as of October 1, 2013 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(b)

Second Amendment dated as of August 1, 2015 to the Wholesale Distribution Agreement dated as of April 1, 2005 between MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 19, 2016.

(2)

Broker-Dealer and General Agent Sales Agreement between Equitable Distributors, LLC and Broker-Dealer and General Agent, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(3)

Wholesale Broker-Dealer Supervisory and Sale Agreement between the Broker-Dealer and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(4)

General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(a)

First Amendment dated as of August 1, 2006 to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network incorporated herein by reference to the registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

(b)

Second Amendment dated as of April 1, 2008 to General Agent Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(c)

Form of THIRD AMENDMENT to General Agent Sales Agreement dated as of October 1, 2013 by and between MONY LIFE INSURANCE COMPANY OF AMERlCA and AXA NETWORK, LLC, incorporated herein by reference to the Registration Statement on Form S-1 (File No. 333-195491) filed on April 21, 2015.

(d)

Fourth Amendment to General Agent Sales Agreement, dated as of October 1, 2014 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to the Registration Statement on Form S-3 (File No. 333-236437) filed on March 14, 2022.

(e)

Fifth Amendment to General Agent Sales Agreement, dated as of June 1, 2015 by and between MONY LIFE INSURANCE COMPANY OF AMERICA (“MONY America”) and AXA NETWORK, LLC and the additional affiliated entities of AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-207014) filed on December 23, 2015.

(f)

Sixth Amendment to General Agent Sales Agreement, dated as of August 1, 2015, by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA NETWORK, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(g)

Seventh Amendment to the General Agent Sales Agreement, dated as of April 1, 2016, is by and between MONY Life Insurance Company of America (“MONY America”), an Arizona life insurance company, and AXA Network, LLC, a Delaware limited liability company (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-191149) filed on April 19, 2019.

(h)

Eighth Amendment to General Agent Sales Agreement, dated as of November 1, 2019, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(i)

Ninth Amendment to General Agent Sales Agreement, dated as of October 1, 2020, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(j)

Tenth Amendment to General Agent Sales Agreement dated as of September 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(k)

Eleventh Amendment to General Agent Sales Agreement dated as of November 1, 2021, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(l)

Twelfth Amendment to General Agent Sale Agreement dated November 1, 2023, by and between Equitable Financial Life Insurance Company of America and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2024.

(5)

Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(6)

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(7)

Broker General Agent Agreement between Broker General Agent and Equitable Distributors, LLC, filed incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(i)

Amendment to Brokerage General Agent Sales Agreement between Brokerage General Agency and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-265027) filed on January 30, 2024.

(d)	Contracts.

(1)	Data Pages (ICC20RCDP-B-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(2)	Data Pages (ICC20RCDP-CP-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(3)	Endorsement Applicable to Traditional IRA Contracts (ICC20IRA-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(4)	Endorsement Applicable to Non-Qualified Contracts (ICC20NQ-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(5)	Endorsement Applicable to Roth IRA Contracts (ICC20ROTH-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(6)	Endorsement Applicable to SEP-IRA Contracts (ICC20SEP-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(7)

Endorsement Applicable to the Termination of an Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC20GBENDO-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(8)

Endorsement Applicable to Contract Continuation and its Effect on an Optional Benefit Rider (ICC20CCOBR-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(9)	Endorsement Applicable to Credits and Earnings Bonuses (ICC20BONUSRC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(10)

Inherited Traditional Ira Beneficiary Continuation Option (BCO) Endorsement (ICC20INHIRARC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(11)	Inherited Roth Ira Beneficiary Continuation Option (BCO) Endorsement (ICC20INHIROTHRC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(12)	Endorsement Applicable to a Charitable Remainder Trust (ICC20CRT-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(13)	Endorsement Applicable to Qualified Defined Benefit Plans (ICC20QP-DBRC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(14)	Endorsement Applicable to Qualified Defined Benefit Plans (ICC20QP-DCRC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(15)	Endorsement Applicable to Special Dollar Cost Averaging (ICC20SDCARC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(16)	Endorsement Applicable to Special Money Market Dollar Cost Averaging (ICC20SMMDCARC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(17)	Guaranteed Minimum Income Benefit Rider (ICC20GMIB-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(18)	RMD Wealth Guard GMDB Rider (ICC20RMDWG-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(19)	Highest Anniversary Value GMDB Rider (ICC20GMDBHAV-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(20)	Highest Anniversary Value IB GMDB Rider (ICC20GMDBHAVIB-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(21)	Return of Principal Death Benefit Rider (ICC20GMDBROP-RC-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(22)	Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC20BASE3-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(23)	Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC20BASE4-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(24)	Table of Guaranteed Annuity Payments (ICC20TGAP1-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(25)	Table of Guaranteed Annuity Payments (ICC20TGAP2-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(26)	Table of Guaranteed Annuity Payments (ICC20TGAP3-Z), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on September 18, 2020.

(27)

Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC20BASE3-Z), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(28)

Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC20BASE4-Z), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(29)	Form of Endorsement (ICC22-SA), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(30)	Form of Certificate of Assumption, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-272919) filed on September 15, 2023.

(e)	Applications.

(1)	Retirement Cornerstone Series B Application for an Individual Annuity (ICC20 App01 RC B-Z), incorporated herein by reference Registration Statement, File No. 333-248907 filed on September 18, 2020.

(2)	Retirement Cornerstone Series CP Application for an Individual Annuity (ICC20 App02 RC CP-Z), incorporated herein by reference Registration Statement, File No. 333-248907 filed on September 18, 2020.

(f)	Insurance Company’s Certificate of Incorporation and By-Laws.

(1)

Articles of Restatement of the Articles of Incorporation of Equitable Financial Life Insurance Company of America (as Amended December 13, 2019) incorporated herein by reference to registration statement on Form S-1 (File No. 333-236437) filed on February 14, 2020.

(2)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company of America (as Amended September 23, 2020) incorporated herein by reference to registration statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(g)	Reinsurance Contracts.

(1)

Assumption Reinsurance Agreement between Equitable Financial Life Insurance Company and Equitable Financial Life Insurance Company of America executed January 1, 2024, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2024.

(h)	Participation Agreements.

(1)

Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference the Registration Statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(1)(a)

AMENDED AND RESTATED PARTICIPATION AGREEMENT, made and entered into as of the 23rd day of May 2012 by and among MONY LIFE INSURANCE COMPANY OF AMERICA, an Arizona insurance company (“MONY”), on its own behalf and on behalf of the separate accounts set forth on Schedule B hereto as may be amended from time to time (each an “Account”), EQ ADVISORS TRUST, a business trust organized under the laws of the State of Delaware (“Trust”) and AXA DISTRIBUTORS, LLC, a Delaware limited liability company (the “Distributor”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(a)

Amendment No. 1, dated as of June 4, 2013 (“Amendment No. 1”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(b)

Amendment No. 2, dated as of October 21, 2013 (“Amendment No. 2”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on January 10, 2014.

(c)

Amendment No. 3, dated as of November 1, 2013 (“Amendment No. 3”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 11, 2014.

(d)

Amendment No. 4, dated as of April 4, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(e)

Amendment No. 5, dated as of June 1, 2014 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 30, 2014.

(f)

Amendment No. 6, dated as of July 16, 2014 (“Amendment No. 6”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on February 5, 2015.

(g)

Amendment No. 7, dated as of July 16, 2014 (“Amendment No. 7”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1/A (File No. 333-17217) filed on April 16, 2015.

(h)

Amendment No. 8, dated as of December 21, 2015 (“Amendment No. 8”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(i)

Amendment No. 9, dated as of December 9, 2016 (“Amendment No. 9”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), MONY Life Insurance Company of America and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(j)

Amendment No. 10 dated as of May 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed April 28, 2017.

(k)

Amendment No. 11 dated as of November 1, 2017 to the Amended and Restated Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed October 27, 2017.

(l)

Amendment No. 12 dated as of July 12, 2018 to the Amended and Restated Participation Agreement among the EQ Advisor Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 31, 2018.

(m)

Amendment No. 13 dated as of December 6, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, MONY Life Insurance Company of America and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(n)

Amendment No. 14 dated as of July 16, 2020 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(o)

Amendment No. 15 dated as of February 1, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254202) filed on March 12, 2021.

(p)

Amendment No. 16 dated as of February 26, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(q)

Amendment No. 17 dated July 22, 2021 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(r)

Amendment No. 18 dated January 13, 2022 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(s)

Amendment No. 19 dated August 19, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(t)

Amendment No. 20 dated November 17, 2022, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2023.

(u)

Amendment No. 21 dated March 16, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 29, 2023.

(v)

Amendment No. 22 dated July 31, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(w)

Amendment No. 23 dated October 20, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(x)

Amendment No. 24 dated November 12, 2023, to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company of America, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 26, 2024.

(2)

Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 29, 2003.

(a)

Amendment No. 1 dated April 19, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 filed on December 16, 2020.

(b)

Amendment No. 2 dated April 30, 2010 to the Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, Invesco AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to Registration Statement File No. 333-248907 filed on December 16, 2020.

(3)

Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors incorporated herein by reference to the Registration Statement (File No. 333-134304) filed on April 26, 2012.

(a)

First Amendment, effective October 18 2013, to the Amended and Restated Participation Agreement dated March 15, 2010 (the “Agreement”), by and among MONY Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Fund Distributors, Inc. (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(b)

Amendment dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(c)

Third Amendment dated January 8, 2021 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company of America and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(d)

Fourth Amendment dated February 16, 2021 to Participation Agreement dated March 15, 2010 by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(e)

Fifth Amendment dated October 5, 2023 to Participation Agreement dated March 15, 2010 by and among Equitable Financial Life Insurance Company of America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(4)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)

Amendment No. 1, dated April 1, 2010, to the Fund Participation Agreement (the “Agreement”) among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., (together, the “Parties”), adding MONY Life Insurance Company of America as a Party to the Agreement incorporated herein by reference to the Registration Statement (File No. 2-30070) filed on April 18, 2017.

(b)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(c)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)

Amendment No.4, dated October 14, 2013, to the Participation Agreement (the “Agreement”), dated October 23, 2009, as amended, by and among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc, and MONY Life Insurance Company of America .(the “Company”, (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(e)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(f)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(g)

Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated hereby by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(h)

Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(i)

Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256), filed on August 17, 2021.

(j)

Amendment No. 10 dated October 11, 2022, to Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Variable Insurance Portfolios and Delaware Distributors, L.P., incorporated herein by reference to the Registration Statement on Form N-4 (333-248907) filed on February 3, 2023.

(5)

Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America incorporated herein by reference to the Registration Statement (File No. 333-134304) filed on April 26, 2012.

(a)

First Amendment, effective October 24 , 2013 to the Amended and Restated Participation Agreement, (the “Agreement’”), dated April 16, 2010, as amended, by and among MONY Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(b)

Second Amendment, effective December 2, 2020 to the Amended and Restated Participation Agreement, (the “Agreement”), dated April 16, 2010, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), and Fidelity Distributors Corporation; and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, the ‘‘Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on December 16, 2020.

(c)

Third Amendment, effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

(d)

Fourth Amendment, effective August 11, 2022, to Amended and Restated Participation Agreement dated April 16, 2010, by and among Equitable Financial Life Insurance Company of America, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V and Fidelity Distributors Company LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-266576) filed on December 16, 2022.

(6)

Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(a)

Amendment No. 3 dated as of May 1, 2010 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC incorporated herein by reference to the Registration Statement (File No. 333-134304) filed on April 26, 2012.

(b)

Amendment No. 4 dated as of August 30, 2013 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC, incorporated herein by referenece to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(c)

Amendment No. 6 dated as of December 1, 2020 to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Advisors LLC and Equitable Distributors LLC, incorporated herein by referenece to Registration Statement, File No. 333-248907 filed on December 16, 2020.

(d)

Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-333-103199) filed on April 21, 2022.

(e)

Amendment No. 8 dated September 15, 2023, to Participation Agreement dated July 1, 2005, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Distributors, LLC, Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(7)

Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(b)

Fifth Amendment, effective October 17, 2013 to that certain Participation Agreement, (the “Agreement”), dated December 1, 2001, as amended, by and among MONY Life Insurance Company of America (the “Company”), PIMCO Variable Insurance Trust and PIMCO Investments LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(c)

Sixth Amendment, effective January 1, 2021 to the Participation Agreement dated December 1, 2001 by and among Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-191149) filed on April 21, 2021.

(d)

Seventh Amendment, entered into effective May 1, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

(e)

Eighth Amendment, entered into effective October 7, 2021 to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-191149) filed on April 21, 2022.

(f)

Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(g)

First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(h)

Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(i)

Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

(8)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(a)

First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herewith by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(b)

Second Amendment, effective October 8, 2013 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America (the “Company”), American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-191149 filed on December 10, 2013.

(c)

Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (2-30070) filed on April 20, 2021.

(d)

Fourth Amendment, effective November 18, 2020 to the Participation Agreement, (the “Agreement”), dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company of America (the “Company”), Equitable Financial Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series (collectively, the “Parties”), incorporated herein by reference to Registration Statement, File No. 333-248907 filed on December 16, 2020.

(e)

Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

(f)

Sixth Amendment dated September 25, 2023 to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on February 7, 2024.

(g)

Seventh Amendment dated August 29, 2024 to Participation Agreement dated January 2, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Services Company, Capital Research and Management Company and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 23, 2025.

(9)

Participation Agreement, by and among MONY Life Insurance Company of America, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)

Amendment No. 1 to Participation Agreement effective November 29, 2018, to Participation Agreement dated August 27, 2010, by and among MONY Life Insurance Company of America, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-229237) filed on April 21, 2021.

(10)

Participation Agreement dated May 1, 2003, among MONY Life Insurance Company of America, ProFunds and ProFund Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(a)

Amendment No. 1 dated December 23, 2020 to Participation Agreement dated May 1, 2003 among Equitable Financial Life Insurance Company of America, ProFunds and ProFund Advisors LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(b)

Amendment No. 2 entered into as of January 1, 2021 to Participation Agreement dated May 1, 2003 among Equitable Financial Life Insurance Company of America, ProFunds and ProFund Advisors LLC incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(c)

Amendment No. 4 entered into as of July 12, 2021 to Participation Agreement dated May 1, 2003 among Equitable Financial Life Insurance Company of America, ProFunds and ProFund Advisors LLC incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(11)

Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

(a)

Second Amendment dated December 1, 2020 to the Participation Agreement by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement File No. 333-248907 filed on December 16, 2020.

(b)

Letter dated February 5, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(c)

Third Amendment to Participation Agreement March 3, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 22, 2022.

(d)

Fourth Amendment to Participation Agreement effective September 19, 2022 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333- 248907) filed on February 3, 2023.

(12)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (333-178750) filed on December 23, 2011.

(a)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(b)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(c)

Amendment No. 5, effective September 12, 2014 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(d)

Amendment No. 6, effective September 17, 2018 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and Black Rock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 17, 2019.

(e)

Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232533) filed on April 21, 2021.

(f)

Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

(g)

Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

(13)

Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(a)

Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

(b)

Amendment to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(c)

Amendment effective September 28, 2020 to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(d)

Second Amendment effective December 15, 2020 to Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P., and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(14)

Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(a)

Amendment No. 1 effective March 28, 2014 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(b)

Amendment No. 2 effective October 1, 2014 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(c)

Amendment No. 3 effective December 4, 2020 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(d)

Amendment No. 4 effective March 3, 2021 to Participation Agreement dated December 1, 2010 among MONY Life Insurance Company of America, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(e)

Amendment No. 5, effective September 19, 2022, to the Participation Agreement dated December 1, 2010, by and among Equitable Financial Life Insurance Company of America, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC, Franklin Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-248907) filed on February 3, 2023.

(15)

Participation Agreement among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(a)

Amendment No. 1 effective March 12, 2014, to the Participation Agreement dated August 6, 2010 among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 23, 2014.

(b)

Amendment No. 2 effective August 27, 2020, to the Participation Agreement dated August 6, 2010 among Equitable Financial Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(c)

Amendment No. 3 effective December 11, 2020, to the Participation Agreement dated August 6, 2010 among Equitable Financial Life Insurance Company, adding Equitable Financial Life Insurance Company of America, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(d)

Third Amendment dated February 11, 2021, to the Participation agreement dated August 6, 2010 among Equitable Financial Life Insurance Company, adding Equitable Financial Life Insurance Company of America, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on April 22, 2021.

(16)

AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the “Company”), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the “Accounts”); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a “Fund”); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the “Adviser”), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the “Distributor”), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the “Transfer Agent”), a Minnesota corporation, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(a)

Amendment to Participation Agreement dated April 1, 2019, to Participation Agreement dated April 21, 2014, by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 23, 2020.

(b)

Amendment to Participation Agreement dated July 31, 2020, to Participation Agreement dated April 21, 2014, by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration Statement on Form N-4 (333-229766) filed on April 22, 2021.

(c)

Third Amendment to Participation Agreement effective February 23, 2021 to Participation Agreement dated April 21, 2014 by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration on Form N-4 (File No. 333-248907) filed on April 21, 2023.

(i)	Administrative Contracts. Not applicable.

(1)

Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(1)	Opinion and consent of Counsel, filed herewith.

(l)	Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectus, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-248907) filed on April 23, 2025.

(p)	Power of Attorney. Filed herewith.

(q)	Letter Regarding Change in Certifying Accountant. Not Applicable.

(r)	Historical Current Limits on Index Gains. Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY

*	The business address for all officers and directors of the Insurance Company is 8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE INSURANCE COMPANY

DIRECTORS

Douglas A. Dachille	Director
Legacy Liability Solutions, LLC
161 N. Clark Street
Chicago, IL 60602

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
525 Park Avenue, 8D
New York, New York 10065

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Erik Bass	Chief Strategy Officer

*Mary Jean Bonadonna	Signatory Officer

*Nicholas Chan	Deputy Treasurer

*Eric Colby	Signatory Officer

*Glen Gardner	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Antonio Di Caro	Signatory Officer

*Shelby Hollister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Qi Ning (“Peter”) Tian	Treasurer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Xu (“Vincent”) Xuan	Chief Actuary

*Yun (“Julia”) Zhang	Chief Risk Officer

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTERED SEPARATE ACCOUNT

Equitable America Variable Account No. 70A (the “Variable Account”) is a variable account of Equitable Financial Life Insurance Company of America. Equitable Financial Life Insurance Company of America, an Arizona stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart  Q3-2025 is filed herewith to Registration Statement (File No. 333-248907) on Form N-4, filed on November 24, 2025.

ITEM 30. INDEMNIFICATION

The By-Laws of Equitable Financial Life Insurance Company of America (the “Corporation”) provide, in Article VI as follows:

SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and shall indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys’ fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a “contract right” may not be modified retroactively without the consent of such director, officer, employee or agent.

The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

The directors and officers of the Corporation are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel, Ascot, Bowhead, and Westfield. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)(1)	Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for:

(i)	Separate Account No. 49, Separate Account No. 70, Separate Account A, Separate Account FP, Separate Account I and Separate Account No. 45 of Equitable Financial

(ii)	Separate Account No. 49B of Equitable Colorado

(iii)	EQ Advisors Trust

(iv)	Variable Account AA, Equitable America Variable Account A, Equitable America Variable Account K, Equitable America Variable Account L, and Equitable America Variable Account No. 70A.

(a)(2)	Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account No. 301.

(b)	Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC:

EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Yun (“Julia”) Zhang	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Tracy Zimmerer	Vice President and Principal Operations Officer

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Dustin Long	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Paul Scott Peterson	Vice President, Assistant Treasurer and Signatory Officer

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Peter Tian	Senior Vice President, Treasurer and Signatory Officer

*Constance (Connie) Weaver	Vice President

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jim Kais	Director and Head of Group Retirement

*Jason Brown	Deputy Chief Compliance Officer

*Ursula Carty	Head of Commercial Line Marketing

*Amy Feintuch	Head of Independent Relationships - Financial Protection

*Steve Junge	National Sales Manager - 1290 Funds

*James O’Connor	Head of Business Development and Key Accounts Group Retirement

*David Kahal	Signatory Officer

*Fred Makonnen	Signatory Officer

*Arielle D’ Auguste	Signatory Officer and General Counsel

*Alfred D’Urso	Signatory Officer and Chief Compliance Officer

*Candace Scappator	Signatory Officer, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Signatory Officer and Financial Crime Officer

*Yun (“Julia”) Zhang	Signatory Officer and Chief Risk Officer

*Francesca Divone	Secretary

*Stephen Scanlon	Director, Head of Individual Retirement and Signatory Officer

*Prabha (“Mary”) Ng	Signatory Officer and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1345 Avenue of the Americas NY, NY 10105

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

ITEM 31A	INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT.

Not Applicable.

ITEM 32.	LOCATION OF ACCOUNTS AND RECORDS

This information is omitted as it is provided in Registered Separate Account’s most recent report on Form N-CEN.

ITEM 33.	MANAGEMENT SERVICES

Not applicable.

ITEM 34.	FEE REPRESENTATION

(a)

The Insurance Company represents that, with respect to Variable Options, the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

The Registered Separate Account hereby represents that it is relying on the November 28, 1988 no action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registered Separate Account further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

(b)	Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 24th day of November, 2025.

Equitable America Variable Account No. 70A
(Registered Separate Account)

Equitable Financial Life Insurance Company of America
(Insurance Company)

By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Douglas A. Dachille Francis Hondal Arlene Isaacs-Lowe Daniel G. Kaye	Joan Lamm-Tennant Craig MacKay Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
November 24, 2025